VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.4%
		Communication Services: 4.5%
640,834	(1)	Iridium Communications, Inc.	$ 14,309,823	3.7
215,250		Manchester United PLC - Class A	3,239,513	0.8
			17,549,336	4.5

		Consumer Discretionary: 17.3%
100,500	(1)	Bright Horizons Family Solutions, Inc.	10,251,000	2.7
327,290		Choice Hotels International, Inc.	20,046,513	5.2
104,247		Marriott Vacations Worldwide Corp.	5,794,048	1.5
408,482	(1)	Penn National Gaming, Inc.	5,167,297	1.3
155,450		Red Rock Resorts, Inc.	1,329,098	0.3
164,500		Vail Resorts, Inc.	24,298,295	6.3
			66,886,251	17.3

		Consumer Staples: 0.4%
70,150	(1)	Performance Food Group Co.	1,734,108	0.4

		Financials: 30.0%
424,120	(1)	Arch Capital Group Ltd.	12,070,455	3.1
80,146	(1)	BRP Group, Inc.	845,540	0.2
162,500		Carlyle Group, Inc./The	3,518,125	0.9
177,200		Cohen & Steers, Inc.	8,053,740	2.1
40,050		Essent Group Ltd.	1,054,917	0.3
82,000		Factset Research Systems, Inc.	21,375,760	5.5
33,125		Houlihan Lokey, Inc.	1,726,475	0.4
76,618		Kinsale Capital Group, Inc.	8,008,880	2.1
5,742	(1)	LendingTree, Inc.	1,053,025	0.3
52,025		Moelis & Co.	1,461,903	0.4
74,127		Morningstar, Inc.	8,617,264	2.2
128,400		MSCI, Inc. - Class A	37,102,464	9.6
127,969		Primerica, Inc.	11,322,697	2.9
			116,211,245	30.0

		Health Care: 12.6%
28,043	(1)	Adaptive Biotechnologies Corp.	779,035	0.2
31,454	(1)	Alector, Inc.	758,985	0.2
51,523		Bio-Techne Corp.	9,769,791	2.5
117,300		Dechra Pharmaceuticals PLC	3,382,623	0.9
49,295	(1)	Denali Therapeutics, Inc.	863,155	0.2
72,775	(1)	Idexx Laboratories, Inc.	17,629,016	4.5
7,025	(1)	Mettler Toledo International, Inc.	4,850,833	1.3
41,550	(1)	Neogen Corp.	2,783,434	0.7
53,000	(1)	Schrodinger, Inc./United States	2,285,360	0.6
37,520		West Pharmaceutical Services, Inc.	5,712,420	1.5
			48,814,652	12.6

		Industrials: 10.8%
35,427	(1)	BrightView Holdings, Inc.	391,822	0.1
53,800	(1)	CoStar Group, Inc.	31,591,898	8.2
501,725	(2)	Marel HF	1,949,045	0.5
97,000	(1)	Trex Co., Inc.	7,773,580	2.0
			41,706,345	10.8

		Information Technology: 15.7%
53,870	(1)	Altair Engineering, Inc.	1,427,555	0.4
100,305	(1)	ANSYS, Inc.	23,317,903	6.0
134,200	(1)	Gartner, Inc.	13,362,294	3.4
120,500	(1)	Guidewire Software, Inc.	9,556,855	2.4
7,775		Littelfuse, Inc.	1,037,341	0.3
230,000		SS&C Technologies Holdings, Inc.	10,078,600	2.6
22,350	(1)	Wix.com Ltd.	2,253,327	0.6
			61,033,875	15.7

		Real Estate: 8.1%
3,878		Alexander's, Inc.	1,070,134	0.3
65,954		Alexandria Real Estate Equities, Inc.	9,039,655	2.3
45,750		American Assets Trust, Inc.	1,143,750	0.3
309,150		Douglas Emmett, Inc.	9,432,167	2.4
49,855	(1)	Forestar Group, Inc.	515,999	0.1
370,266		Gaming and Leisure Properties, Inc.	10,260,071	2.7
			31,461,776	8.1

	Total Common Stock
	(Cost $133,732,119)		385,397,588	99.4

SHORT-TERM INVESTMENTS: 0.4%
		Mutual Funds: 0.4%
1,430,928	(3)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.330%
		(Cost $1,430,928)	1,430,928	0.4

	Total Short-Term Investments
	(Cost $1,430,928)		1,430,928	0.4

	Total Investments in Securities (Cost $135,163,047)		$ 386,828,516	99.8
	Assets in Excess of Other Liabilities		800,399	0.2
	Net Assets		$ 387,628,915	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of March 31, 2020.

VY® Baron Growth Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2020
Asset Table
Investments, at fair value
Common Stock
Communication Services	$17,549,336	$–	$–	$17,549,336
Consumer Discretionary	66,886,251	–	–	66,886,251
Consumer Staples	1,734,108	–	–	1,734,108
Financials	116,211,245	–	–	116,211,245
Health Care	45,432,029	3,382,623	–	48,814,652
Industrials	39,757,300	1,949,045	–	41,706,345
Information Technology	61,033,875	–	–	61,033,875
Real Estate	31,461,776	–	–	31,461,776
Total Common Stock	380,065,920	5,331,668	–	385,397,588
Short-Term Investments	1,430,928	–	–	1,430,928
Total Investments, at fair value	$381,496,848	$5,331,668	$–	$386,828,516

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At March 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $138,299,606.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$257,918,032
Gross Unrealized Depreciation	(9,388,883)
Net Unrealized Appreciation	$248,529,149